Taxes - Schedule of Income Tax Provision (Benefit) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Income Tax Provision (Benefit) [Abstract]
Current income tax provision	$ 716,897	$ 716,782	$ 42,998
Deferred income tax provision
Total	$ 716,897	$ 716,782	$ 42,998